Related Party Transactions and Balances (Details) ₫ in Trillions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 VND (₫)
Related Party Transactions and Balances [Line Items]
Purchased trademarks	$ 212,000
Remaining offering cost			$ 81,025
Borrowings from a related party	$ 12,000,000	5,000,000	$ 93,571,624
Maturity days			1 year	1 year
Borrowings interest rate	4.20%
Interest rate reduced percentage			8.00%	8.00%
Repayment of borrowings to a related party	$ 6,000,000	38,093,104
Accrued interest expenses borrowings	920,722	1,382,890	3,163,557
Interest expense	737,811	708,968	$ 212,064
Borrowed loan		5,000,000
Accrued interest expense	$ 634,384	$ 14,995
VSun JV [Member]
Related Party Transactions and Balances [Line Items]
Borrowings interest rate			9.50%	9.50%
VSUN USA [Member]
Related Party Transactions and Balances [Line Items]
Borrowings interest rate	4.20%
VSUN [Member]
Related Party Transactions and Balances [Line Items]
Purchased trademarks	$ 128,000
Interest rate reduced percentage		2.00%
Fuji Solar [Member]
Related Party Transactions and Balances [Line Items]
Offering cost			$ 1,179,129
Repayment of offering cost			1,098,104
Remaining offering cost		$ 81,025
VSun China [Member]
Related Party Transactions and Balances [Line Items]
Prepayments of raw materials	72,264
Prepayments	24,845,082
VSun JV [Member]
Related Party Transactions and Balances [Line Items]
Borrowings from a related party			93,600,000	₫ 2.2
Repayment of borrowings to a related party		954,500,000
Accrued interest expenses borrowings		1,505,865
Interest expense		$ 1,391,911
VSUN USA [Member]
Related Party Transactions and Balances [Line Items]
Borrowed loan	$ 12,000,000
Additional Reduction in Interest Rate of Borrowings [Member]
Related Party Transactions and Balances [Line Items]
Interest rate reduced percentage			7.00%	7.00%